Segmented Financial Information - Assets By Segment (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 5,103,769	$ 4,834,643
Operating segments | Canada
Disclosure of operating segments [line items]
Assets	2,779,596	2,658,281
Operating segments | U.S.
Disclosure of operating segments [line items]
Assets	2,301,047	2,152,323
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	$ 23,126	$ 24,039